MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Policies [Abstract]
Schedule of subsidiaries and functional currencies	The subsidiaries’ functional currencies are as follows:

Entity	Currency	Ownership
Cybin Corp.	Canadian dollars	100%
Journey	Canadian dollars	100%
Serenity	Canadian dollars	100%
Cybin US1	Canadian dollars	100%
Adelia	U.S. dollars	100%
Cybin IRL	U.S. dollars	100%
Cybin UK Ltd.2	Great Britain pounds	100%
Small Pharma Inc. (“Small Pharma”)[2]	Canadian dollars	100%
[1] For accounting purposes, Cybin US is a wholly-owned subsidiary of Cybin. Certain Former Adelia Shareholders (as defined below) hold Class B Shares (defined below) in Cybin US.

[2] Cybin UK Ltd and Small Pharma Inc. which were acquired on October 23, 2023. Cybin UK Ltd. was formerly Small Pharma Ltd. and was a wholly-owned subsidiary of Small Pharma Inc.